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		United States
      Securities and Exchange Commission
	     Washington, D.C. 20549

		   Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
	 Management Investment Company
-------------------------------------------------------------
Investment Company Act file number: 811-05807
-------------------------------------------------------------
	      NAIC Growth Fund, Inc.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)
-------------------------------------------------------------
           Kenneth S. Janke, President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
                (248) 583-6242
      (Name and address of agent for service)
-------------------------------------------------------------
Registrant's telephone number, including area code:
		 (877) 275-6242

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006



Item 1. Schedule of Investments

NAIC Growth Fund, Inc.
Portfolio of Investments - September 30, 2006 (unaudited)

%  Common Stock       Shares       Cost      Market

3.7	Auto Replacement

O'Reilly Auto*        30,000    $189,637    $996,300
					    --------
					    $996,300

13.8   Banking

JP Morgan Chase       15,000     396,347     704,400
Citigroup             22,000     368,636   1,092,740
Comerica, Inc.        10,000     404,669     569,200
Huntington Banc.      25,000     238,023     598,250
Synovus Financial     27,000     317,651     792,990
					     -------
					   3,757,580

4.1     Beverages - Soft Drinks

PepsiCo		      17,000     433,218   1,109,420
					     -------

					   1,109,420

3.7     Chemicals

RPM                   25,000     287,099     474,750
Sigma Aldrich          7,000     213,318     529,690
					     -------
					   1,004,440

3.7     Consumer Products

Colgate-Palmolive     16,000     469,850     993,600
  				             -------
					     993,600

3.1     Electrical Equipment

General Electric      24,000     441,341     847,200
					     -------
					     847,200


11.2    Ethical Drugs

Abbott Laboratories   20,000     860,150     971,200
Johnson & Johnson     20,000     915,045   1,298,800
Pfizer, Inc.          28,000     606,755     794,080
					     -------
					   3,064,080
7.9    Financial Services

CIT Group	      10,000	 392,785     486,300
State Street Boston   16,000     436,700     998,400
Washington Mutual     15,000	 609,130     652,050
					     -------
					   2,136,750

3.3     Food

McCormick & Co        24,000     347,055     911,520
					     -------
					     911,520

3.9     Food Wholesale

Sysco Corp.           32,000     507,179   1,070,400
					     -------
					   1,070,400

12.1     Hospital Supplies

Biomet Corp.          28,000     573,428     901,320
Medtronic	      17,000     850,214     789,480
PolyMedica            12,000     346,237     513,720
Stryker Corp.         22,000     180,012   1,090,980
					     -------
				           3,295,500
2.7	Information Technology

Jack Henry &
 Associates	      34,000 	 626,877     740,860
                                             -------
                                             740,860

3.4     Insurance

AFLAC, Inc.           20,000     143,906     915,200
					     -------
					     915,200

3.1     Machinery

Emerson Electric      10,000     335,278     838,600
					     -------
					     838,600

5.0     Multi Industry

Pentair               18,000     280,288     471,420
Teleflex              16,000     545,608     890,240
					     -------
					   1,361,660

2.7     Office Supplies

Avery Dennison        12,000     666,064     722,040
					     -------
				             722,040



87.4 Investment
        Securities           $12,982,500 $23,765,150
-------------------------------------------------------
   Short-term Investments

 7.4 United States Treasury Bills
	Maturing 10/26/2006		   1,993,015
 5.3 Misc. Cash Equivalents                1,443,987
-------------------------------------------------------
12.7%                                     $3,437,002

Total Investments                        $27,202,152

(0.1) All other assets less liabilities      (12,071)
-------------------------------------------------------
100%  TOTAL NET ASSETS                   $27,190,081

* non-income producing securities

footnote:

The following information is based upon federal income tax cost of portfolio investments as of September 30, 2006:

Gross Unrealized Appreciation	$10,843,384
Gross Unrealized Depreciation	    (60,734)
  				------------
  Net Unrealized Appreciation	$10,782,650
				------------

Federal Income Tax Cost		$12,982,500


ITEM 2. CONTROLS AND PROCEDURES.

     (i) As of October 25, 2006, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President (Principal Executive Officer) and Accountant (person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's President and Accountant concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed in the reports that the registrant files on Form N-CSR and Form N-Q is accumulated and communicated to the registrant's management, including its Principal Executive Officer and Principal Financial Officer,as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the 9 months ending September 30, 2006 that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3. Exhibits

(A) Certification of principal executive officer as required by Rule 30a-2(a) under the Act.

(B) Certification of principal financial officer as required by Rule 30a-2(a) under the Act.

                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President (Principal Executive Officer)

Date: October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President (Principal Executive Officer)

Date: October 25, 2006

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: October 25, 2006